SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Beginning balance
Add: purchase wealth management financial products	2,159,920
Less: proceeds received upon maturity of short-term investments	(470,082)
Foreign currency translation adjustments	13,476
Ending balance of short-term investments	$ 1,703,314